Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Walgreen Co
Entity Central Index Key	0000104207
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 35.8
Entity Common Stock, Shares Outstanding	946,595,578
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2013